Document and Entity Information	Sep. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 10, 2021
Entity Registrant Name	SHOE CARNIVAL, INC.
Entity Central Index Key	0000895447
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SCVL
Security Exchange Name	NASDAQ
Entity File Number	0-21360
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1736614
Entity Address, Address Line One	7500 East Columbia Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47715
City Area Code	812
Local Phone Number	867-4034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (the “Form 8-K/A”) amends the Current Report on Form 8‑K filed by Shoe Carnival, Inc. (the “Company”) on September 16, 2021 (the “Original Form 8-K”) to report the appointment of Diane Randolph to the Company’s Board of Directors, effective September 16, 2021. Pursuant to Instruction 2 to Item 5.02, this Form 8-K/A is being filed solely to provide information regarding the Board committee to which Ms. Randolph has been appointed, as the Board of Directors had not taken any action with respect to Ms. Randolph’s committee appointments at the time of the filing of the Original Form 8-K. No other changes have been made to the Original Form 8-K.